Financial risk management and fair values - Interest Rate Risk - Interest rate profile (Details) - Interest rate risk - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Fixed rate
Disclosure of financial instruments by type of interest rate
Financial assets and liabilities	¥ 158,613	¥ (406,707)	¥ (1,715,421)
Fixed rate | Loans and borrowings
Disclosure of financial instruments by type of interest rate
Financial liabilities	¥ (571,265)	¥ (7,259)	¥ (7,215)
Interest rate		3.00%	3.00%
Fixed rate | Loans and borrowings | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	2.07%
Fixed rate | Loans and borrowings | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	3.00%
Fixed rate | Term deposits
Disclosure of financial instruments by type of interest rate
Financial assets	¥ (409,135)	¥ (310,759)	¥ (681,715)
Fixed rate | Term deposits | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	1.05%	0.90%	0.90%
Fixed rate | Term deposits | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	4.80%	6.02%	5.50%
Fixed rate | Cash at bank
Disclosure of financial instruments by type of interest rate
Financial assets	¥ (3,517)	¥ (103,207)	¥ (1,040,921)
Interest rate		3.75%
Fixed rate | Cash at bank | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	2.10%		3.08%
Fixed rate | Cash at bank | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	4.36%		5.25%
Variable rate
Disclosure of financial instruments by type of interest rate
Financial assets and liabilities	¥ 6,321,165	¥ 6,319,421	¥ 5,474,789
Variable rate | Restricted cash
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 1,026	¥ 7,970	¥ 27,073
Variable rate | Restricted cash | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.10%	0.20%	0.30%
Variable rate | Restricted cash | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	0.95%	1.80%	1.80%
Variable rate | Cash at bank
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 6,320,139	¥ 6,311,451	¥ 5,447,716
Variable rate | Cash at bank | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.00%	0.00%	0.00%
Variable rate | Cash at bank | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	4.31%	5.20%	3.50%